Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Payments Under Capital Lease	Future minimum lease payments for the leases as of December 31, 2015, are as follows:

	2016				2017
	Principal		Interest		Principal		Interest
	(In millions of Korean Won)
Capital lease	~~W~~	17	~~W~~	—	~~W~~	—	~~W~~	—

Future Minimum Rental Payments Under Operating Lease	Future minimum rental payments for the operating leases as of December 31, 2015, are as follows:

	(In millions of Korean Won)
2016	~~W~~	1,637
2017		—
2018		—

	~~W~~	1,637